DERIVATIVE LIABILITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
DERIVATIVE LIABILITY
Loss on change in fair value of derivative liability	$ (708,932)	$ (616,983)	$ (604,289)	$ (1,187,048)
Fair value of convertible notes derivative liability	4,098,210		2,813,150	$ 2,215,376
Fair value of convertible notes derivative liability	$ 4,098,210		$ 2,813,150